SUBSEQUENT EVENT (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
SUBSEQUENT EVENT
Transfers from other plans		$ 36,741,619
SUBSEQUENT EVENT | Mid-West Materials, Inc. Employees 401(k) Profit Sharing Plan and Trust
SUBSEQUENT EVENT
Transfers from other plans	$ 2,300,000